DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended																			12 Months Ended				12 Months Ended						12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended											0 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated	Dec. 31, 2013 Bank of America	Dec. 31, 2013 Barclays	Dec. 31, 2013 Citi	Dec. 31, 2013 Goldman Sachs	Dec. 31, 2013 Nomura	Dec. 31, 2013 Credit Suisse	Dec. 31, 2013 Subsequent To Balance Sheet Date	Dec. 31, 2013 Interest rate swaps, not designated as hedges	Dec. 31, 2012 Interest rate swaps, not designated as hedges	Dec. 31, 2013 CDO VI Bonds Payable		Dec. 31, 2012 CDO VI Bonds Payable		Dec. 31, 2013 CDO VI Bonds Payable Interest rate swaps, not designated as hedges	Dec. 31, 2013 Total Repurchase Agreements		Dec. 31, 2012 Total Repurchase Agreements		Dec. 31, 2013 Fixed Rate Mortgage Notes Payable - Tranche 1	Dec. 31, 2013 Fixed Rate Mortgage Notes Payable - Tranche 2	Dec. 31, 2013 Junior Subordinated Debt	Dec. 31, 2012 Junior Subordinated Debt	Dec. 31, 2013 Gatehouse Term Loan A	Dec. 31, 2013 Gatehouse Term Loan B	Dec. 31, 2013 Local Media Group Credit Facility	Dec. 31, 2013 Golf First Lien Loan		Dec. 31, 2012 Golf First Lien Loan	Dec. 31, 2013 Total CDO Bonds Payable	Dec. 31, 2012 Total CDO Bonds Payable	Dec. 31, 2011 Total CDO Bonds Payable	Apr. 30, 2011 CDO VII Divestiture	Sep. 12, 2012 CDO X Divestiture	Jun. 30, 2013 CDO IV Divestiture	Jun. 30, 2013 CDO VIII Bonds Payable	Dec. 31, 2013 CDO VIII Bonds Payable	Dec. 31, 2012 CDO VIII Bonds Payable	Dec. 31, 2013 MH Loans Portfolio I Bonds and Notes Payable		Dec. 31, 2012 MH Loans Portfolio I Bonds and Notes Payable		Apr. 15, 2010 MH Loans Portfolio I Bonds and Notes Payable	Apr. 15, 2010 MH Loans Portfolio I Bonds and Notes Payable Affiliates	Apr. 15, 2010 MH Loans Portfolio I Bonds and Notes Payable Third Parties	May 04, 2011 MH Loans Portfolio II Bonds and Notes Payable	Dec. 31, 2013 MH Loans Portfolio II Bonds and Notes Payable	Dec. 31, 2012 MH Loans Portfolio II Bonds and Notes Payable	May 04, 2011 MH Loans Portfolio II Bonds and Notes Payable Affiliates	May 04, 2011 MH Loans Portfolio II Bonds and Notes Payable Third Parties	Dec. 31, 2013 Fixed Rate Mortgage Notes Payable	Dec. 31, 2012 Fixed Rate Mortgage Notes Payable
Notional Amount of Derivatives													$ 185,871	$ 294,203					$ 88,700
Eliminated in consolidation amount of notes payable relating to MH Loan Portfolio I sold to certain Newcastle CDOs		20,500
Interest Payable																				100
Repurchase agreements						299,100	138,000	35,600	7,400	51,100	25,100	556,300
LIBOR Floor																												0.75%	0.75%	1.00%	0.50%
Variable rate description																								4% the first two years; 5.99% to 6.76% the remaining term	First two years based on US Treasury Security rates; Years 3 to 5: 4.5%, 4.75% and 5.0%	LIBOR+2.25% after April 2016
Borrowings under mortgage notes payable		904,509	120,525																					41,200	11,400
CDO Bonds Payable
Repurchase of CDO Bonds Payable - Face		35,900	34,100	257,000	167,500
Repurchase of CDO Bonds Payable - Fair value paid		31,300	10,900		102,000
Gain on extinguishment of debt		4,565	24,085		66,110																													4,600	23,200	65,000
Percentage of par repurchased at				67.50%
Proceeds from sale of investments		46,536	127,000		3,885																																3,900	130,000	145,200
Gain on sale of investments	224,300	9,853	14,629		81,434																																3,400		4,200
Percentage divestiture of CDO X																																						100.00%
Subordinated debt sold																																						89,750	153,400
Decrease in gross assets																																						(1,100,000)
Decrease in liabilities																																						(1,200,000)
Comprehensive income		202,036	603,474		267,284																																	(25,500)	(600)
Purchase of securities - face amount																																						101,000		116,800
Purchase of securities - pay amount																																						50,000		103,100
Percentage of par of securities																																						49.40%		88.30%
Percentage divestiture of CDO IV																																							100.00%
Percentage of par of CDO IV sale																																							95.00%
Debt paid off		35,900	39,300	787,800	188,900																																		71,900
Net proceeds from sale of assets																																							73,100
Amount from sale of CDO IV received in CDO VIII																																							5,300
Par recovery																																							59,500
Percentage of Par previously repurchased at																																							52.00%
Proceeds on subordinated interests																																							8,000
Gain on hedge termination																																							800
Repurchase agreements		556,347	929,435																																					60,000
Increase in carrying value																																								500
Other Bonds Payable
Debt Face Amount		3,030,490	2,786,059												92,018	[1]	91,578	[1]		556,347	[2]	929,435	[2]			51,004	51,004				46,922	[3]		543,516	1,090,915						264,733	518,501	53,753	[4]	70,056	[4]	164,100			197,000	93,863	117,907			878,579	88,400
Principal balance of MH Portfolio Loans Securitized																																															134,500	36,900	97,600	159,800			17,000	142,800
Increase in unrestricted cash																																																		20,000
Average debt maturity term																																																		3 years 9 months 18 days
Interest rate																																																						3.23%
Mortgage Notes Payable
Principal balance on loans which are being repaid																																																							$ 147,800

[1]	This CDO was not in compliance with its applicable over collateralization tests as of December 31, 2013. Newcastle is not receiving cash flows from this CDO (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to repay debt, and expects thisCDO to remain out of compliance for the forseeable future.
[2]	These repurchase agreements had $0.1 million accrued interest payable at December 31, 2013. $556.3 million face amount of these repurchase agreements were renewed subsequent to December 31, 2013. The counterparties on these repurchase agreements are Bank of America ($299.1 million), Barclays ($138.0 million), Citi ($35.6 million), Goldman Sachs ($7.4 million), Nomura ($51.1 million) and Credit Suisse ($25.1 million).
[3]	These facilities are collateralized by all the assets of the respective businesses.
[4]	Excluding $20.5 million of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.